Segmented Information (Details) - Schedule of non current asset geographic area information - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Segmented Information (Details) - Schedule of non current asset geographic area information [Line Items]
Long-term receivable total	$ 146	$ 150
Right of use asset total	812	887
Equipment total	200	207
Intangibles total	7,481	6,988
EMEA
Segmented Information (Details) - Schedule of non current asset geographic area information [Line Items]
Long-term receivable total	146	150
Right of use asset total	694	710
Equipment total	200	207
Intangibles total	7,481	6,988
CANADA
Segmented Information (Details) - Schedule of non current asset geographic area information [Line Items]
Right of use asset total	$ 118	$ 177